Note 6 - Other Income, Net (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Proceeds from Divestiture of Businesses, Net of Cash Divested, Total			$ 0	$ 15,780
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal			(0)	12,518
Gain (Loss) on Disposition of Property Plant Equipment, Total			(0)	7,291
Building [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total	$ 8,300
Gain (Loss) on Disposition of Property Plant Equipment, Total	$ 7,291		$ (0)	$ 7,291
Florida-based Pest Control Business [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Proceeds from Divestiture of Businesses, Net of Cash Divested, Total		$ 15,780
Florida and Arizona-based Landscaping Operations [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		$ 12,518